SUBSEQUENT EVENTS (Detail Narrative) - USD ($)	1 Months Ended
	Apr. 19, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 08, 2019	Feb. 25, 2019	Dec. 31, 2018
Shares to be offer		6,000,000
Ordinary shares par value		$ 0.001	$ 0.001	$ 0.001	$ 1.00	$ 0.001
Subsequent Event [Member]
Shares sold	6,000,000
Purchase price, per share	$ 5
Ordinary shares par value	$ 0.001
Proceeds from issuance of shares, net	$ 29,200,000